Inventories (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Inventories
Finished goods	¥ 1,491,328	¥ 1,390,312
Low-value consumables	4,733	5,362
Inventories	¥ 1,496,061	¥ 1,395,674